The impact of the reverse merger of TIM Participa??es by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows: (Details)
R$ in Thousands
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
The Company's equity reserves	R$ 23,182,745
T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	23,182,745
Issued capital [member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	13,477,891
Impact on TIM S.A. statement of changes in equity	3,611,593
Issued capital [member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	9,866,298
Capital reserve [member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	397,183
Impact on TIM S.A. statement of changes in equity	(20,892)
Capital reserve [member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	418,075
Other reserves [member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	1,036,194
Impact on TIM S.A. statement of changes in equity	(57,603)
Other reserves [member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	1,093,797
Tax Bbenefit Reserve [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	1,781,560
Impact on TIM S.A. statement of changes in equity
Tax Bbenefit Reserve [Member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	1,781,560
Reserve For Expansion [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	6,499,602
Impact on TIM S.A. statement of changes in equity	(3,535,824)
Reserve For Expansion [Member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	10,035,426
Treasury shares [member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	(4,837)
Impact on TIM S.A. statement of changes in equity	5,456
Treasury shares [member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	(10,293)
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	(4,848)
Impact on TIM S.A. statement of changes in equity	(2,730)
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member] | T I M Participacoes [Member]
IfrsStatementLineItems [Line Items]
The Company's equity reserves	R$ (2,118)